Asset Impairment Charges - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022 CAD ($) MW	Mar. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($) asset numberOfAssets facility MW	Dec. 31, 2021 CAD ($) MW	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges			$ 0	$ 10
Recoverable amounts	$ 10,741		10,741	9,226
Asset impairment charges			9	648	$ 84
Estimated salvage value				33
Reversal of impairment loss			$ 102	0
Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges				$ 191
Discount rate, measurement input
Disclosure of impairment loss recognised or reversed [line items]
Discount rates				5.0
Wind Facilities
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges				$ 10
Wind Facilities | Level III | Non-recurring fair value measurement | Investment property
Disclosure of impairment loss recognised or reversed [line items]
Recoverable amounts				65
Kent Hills Wind L.P.
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges				$ 2
Capacity of facility (in megawatts) | MW	167		167	167
Keephills Unit 1 | Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges				$ 94
Sundance Unit 4 | Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges				56
Kaybob Cogeneration Project | Corporate
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges		$ 27
Asset impairment charges			$ (2)	27	0
Reversal of impairment loss	$ 2
Hydro
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility			4
Number of assets | asset			2
Asset impairment charges			$ 21	5	2
Hydro | Hydro Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of assets | numberOfAssets			4
Carrying value	88		$ 88
Hydro | Hydro Facilities | Level III | Non-recurring fair value measurement
Disclosure of impairment loss recognised or reversed [line items]
Recoverable amounts	89		$ 89
Wind
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility			5
Solar
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility			1
Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges			$ 43	12	0
Wind and Solar | Wind and Solar Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of assets | asset			6
Carrying value	748		$ 748
Wind and Solar | Wind and Solar Facilities | Level III | Non-recurring fair value measurement
Disclosure of impairment loss recognised or reversed [line items]
Recoverable amounts	$ 754		$ 754
Mining assets | Highvale Mine
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges				$ 195
Property, plant and equipment | Sundance Unit 4
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges					70
Land
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss					$ 9	$ 7